WARRANTS AND STOCK OPTIONS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2020 Share year $ / shares	Dec. 31, 2019 $ / shares
Warrants And Stock Options [Abstract]
Description of limits for stock options	Based on the Company's stock option plan, most recently approved by the Company's shareholders at the annual general meeting held on May 30, 2018, Western may issue stock options for the purchase of up to 10% of issued capital.
Description of vesting requirements for share-based payment arrangement	Stock options vest over a two year period from the date of grant unless otherwise determined by the directors.
Description of maximum term of options granted for share-based payment arrangement	The maximum stock option term is 10 years.
Maximum stock options authorized | Share	6,484,763
Average fair value of share price | $ / shares	$ 1.23	$ 0.87
Number of share options exercisable in share-based payment arrangement | Share	4,191,661
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares	$ 1.04
Weighted average remaining contractual life of exercisable share options (years) | year	2.16